Restatement of statements of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of initial application of standards or interpretations [line items]
Receipts from Bitcoin mining revenue	$ 0	$ 0	$ 0
Cash flows from (used in) operating activities	(130,870)	(72,378)	(37,480)
Proceeds from sale of Bitcoin mined (restated)	183,586	78,423	59,037
Cash flows from (used in) investing activities	(314,880)	6,956	(259,078)
Previously reported
Disclosure of initial application of standards or interpretations [line items]
Receipts from Bitcoin mining revenue	183,586	78,423	59,037
Cash flows from (used in) operating activities	52,716	6,045	21,557
Proceeds from sale of Bitcoin mined (restated)	0	0	0
Cash flows from (used in) investing activities	(498,466)	(71,467)	(318,115)
Adjustments
Disclosure of initial application of standards or interpretations [line items]
Receipts from Bitcoin mining revenue	(183,586)	(78,423)	(59,037)
Cash flows from (used in) operating activities	(183,586)	(78,423)	(59,037)
Proceeds from sale of Bitcoin mined (restated)	183,586	78,423	59,037
Cash flows from (used in) investing activities	$ 183,586	$ 78,423	$ 59,037